BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated April 8, 2024

to the Prospectus dated October 27, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Neil M. Ostrer and Simon Somerville no longer serve as portfolio managers of the portion of the assets of the International Equity Fund managed by Marathon Asset Management Limited (“Marathon-London’s Allocated Portion of the International Equity Fund”). Charles Carter, Nick Longhurst, William J. Arah and Toma Kobayashi continue to serve as portfolio managers of Marathon-London’s Allocated Portion of the International Equity Fund.

Accordingly, all references and information related to Neil M. Ostrer and Simon Somerville in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated April 8, 2024

to the Statement of Additional Information (“SAI”) dated October 27, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Neil M. Ostrer and Simon Somerville no longer serve as portfolio managers of the portion of the assets of the International Equity Fund managed by Marathon Asset Management Limited (“Marathon-London’s Allocated Portion of the International Equity Fund”). Charles Carter, Nick Longhurst, William J. Arah and Toma Kobayashi continue to serve as portfolio managers of Marathon-London’s Allocated Portion of the International Equity Fund.

Accordingly, all references and information related to Neil M. Ostrer and Simon Somerville in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE